Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 6,493,000	$ 5,213,000	$ 4,562,000
Charged to costs and expenses	1,626	3,507	1,980
Deductions and other	3,192	2,227	1,329
Ending balance	4,927,000	6,493,000	5,213,000
Valuation allowance for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	2,594,000	4,617,000	4,370,000
Charged to costs and expenses	5,126	1,180	247
Deductions and other	1,712	3,203	0
Ending balance	$ 6,008,000	$ 2,594,000	$ 4,617,000